LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES - Schedule of Claims Duration (Details)	Dec. 31, 2023
Liability
Claims Development [Line Items]
Year 1	23.20%
Year 2	21.80%
Year 3	16.60%
Year 4	15.50%
Year 5	8.90%
Year 6	5.20%
Year 7	3.00%
Year 8	1.80%
Year 9	1.10%
Year 10	1.80%
Property
Claims Development [Line Items]
Year 1	72.10%
Year 2	24.30%
Year 3	2.60%
Year 4	0.70%
Year 5	0.20%
Year 6	0.10%
Year 7	0.00%
Year 8	0.00%
Year 9	0.00%
Year 10	0.00%
Professional
Claims Development [Line Items]
Year 1	5.60%
Year 2	17.10%
Year 3	20.00%
Year 4	17.80%
Year 5	13.40%
Year 6	9.50%
Year 7	6.30%
Year 8	4.00%
Year 9	2.50%
Year 10	1.50%
Specialty
Claims Development [Line Items]
Year 1	35.70%
Year 2	40.00%
Year 3	15.60%
Year 4	5.60%
Year 5	1.60%
Year 6	0.70%
Year 7	0.30%
Year 8	0.10%
Year 9	0.10%
Year 10	0.10%